RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Reliance, Inc. Master 401(k) Plan | Reliance, Inc. stock fund
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Dividend on investment from Reliance, Inc.	$ 3,031,535